Intangible assets, net (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 1,091,791
2022	1,091,791
2023	1,089,615
2024	991,361
2025	734,608
Thereafter	248,586
Total	$ 5,247,752	$ 2,198,430